Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Measurement
Summarizes, for assets and liabilities measured at fair value on a recurring basis

The following table summarizes, for assets and liabilities measured at fair value on a recurring basis, the respective fair value and the classification by level of input within the fair value hierarchy as of December 31, 2022 and 2023:

		As of December 31,
Financial instruments	Fair value hierarchy	2022	2023
		RMB	RMB
Short-term investments (Note 8)	Level 2	—	100,311
Equity investments with readily determinable fair values (Note 8)	Level 1	—	3,560